INCOME TAXES - Current tax receivable (payable) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
INCOME TAXES
Balance, beginning of the year	$ 822	$ (6,280)
Current tax recovery	4,392	1,499
Income taxes (paid) recovered	(784)	5,603
Balance, end of the year	$ 4,430	$ 822